Equity-Based Compensation - Additional Information (Details)			12 Months Ended
	Dec. 22, 2021 USD ($) $ / shares	Jul. 28, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 21, 2021 shares	Dec. 31, 2019 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted			0	0
Exchange ratio			1.563
Outstanding options			7,726,544	7,769,531		8,968,285
Weighted average exercise price | $ / shares			$ 0.60	$ 0.60		$ 0.61
Cash received from exercise of equity options | $			$ 18,000	$ 101,000
Estimated income tax benefit of equity-based compensation expense | $			385,000	181,000
Equity-based compensation costs, capitalized amount | $			$ 0	0
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units, authorized			2,026,328
Options available for future grant			2,026,328
Annual increase in number of shares reserved for issuance percent			1.00%
Annual increase in number of shares reserved for issuance			1,017,309
Equity Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding options			4,942,875
Share-based payment award, equity instruments options, share converted			7,726,543
Weighted average exercise price | $ / shares			$ 0.60
Aggregate intrinsic value of options exercised | $			$ 177,000	$ 114,000
Aggregate intrinsic value of options, vested and expected to vest | $			40,716,000
Total unrecognized compensation cost | $			$ 259,000
Total unrecognized compensation cost, expected weighted average period			1 year 14 days
Restricted Incentive Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, equity instruments other than options, outstanding			541,900
Share-based compensation, equity instruments other than options, granted		541,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares		$ 12.43
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, equity instruments other than options, outstanding			847,081	0		0
Share-based compensation, equity instruments other than options, granted			847,081	0
Share-based payment award, equity instruments other than options, share converted		847,081	847,081
Share-based payment award, equity instruments other than options, exchanged units fair value | $ / shares		$ 7.95
Compensation expenses recognized upon satisfaction of performance conditions | $			$ 2,529,000
Award vesting description			The RSUs’ service condition is satisfied 50% as of the first anniversary of the vesting start date and the remaining 50% in four substantially equal installments every three months thereafter (12.5% per quarter, such that the service requirement is fully satisfied on the second anniversary of the vesting start date).
Total unrecognized compensation cost, expected weighted average period			9 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares			$ 7.95	$ 0
Award vesting quarterly percentage			12.50%
Share-based payment award, equity instruments other than options, vested			0	0
Share-based payment award, equity instruments other than options, cancelled			0	0
Total unrecognized compensation expense | $			$ 4,207,000
Restricted Stock Units (RSUs) | First Anniversary of Vesting Start Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			50.00%
Restricted Stock Units (RSUs) | Second Anniversary of Vesting Start Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			50.00%
Performance-based Equity Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average fair value of options granted | $ / shares	$ 13.78
Acceleration of vesting, expense | $	$ 2,884,000
2017 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Term of award			10 years
Options granted			0	0
Options available for future grant			296,572		9,144,532
Cash received from exercise of equity options | $			$ 18,000	$ 101,000
Tax benefit from equity options exercised | $			$ 6,000	$ 28,000
2017 Plan | Time-based Equity Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			25.00%
Award vesting period			4 years
2017 Plan | Performance-based Equity Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			25.00%
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common units, authorized			10,131,638
Share-based compensation, equity instruments other than options, granted			0
Options available for future grant			10,131,638
Annual increase in number of shares reserved for issuance percent			5.00%